Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 187,760	$ 175,878
Nonperforming	38	18
Total	187,798	175,896
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	165,048	155,758
Nonperforming	37
Total	165,085	155,758
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	6,254	5,808
Total	6,254	5,808
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	16,458	14,312
Nonperforming	1	18
Total	$ 16,459	$ 14,330